Investment Objectives and Goals	Mar. 26, 2025
Tuttle Capital TSLA Put Write ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Tuttle Capital TSLA Put Write ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objective of the Tuttle Capital TSLA Put Write ETF (the “Fund”) is to seek current income.
Tuttle Capital NVDA Put Write ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Tuttle Capital NVDA Put Write ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objective of the Tuttle Capital NVDA Put Write ETF (the “Fund”) is to seek current income.
Tuttle Capital MSTR Put Write ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Tuttle Capital MSTR Put Write ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objective of the Tuttle Capital MSTR Put Write ETF (the “Fund”) is to seek current income.
Tuttle Capital COIN Put Write ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Tuttle Capital COIN Put Write ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objective of the Tuttle Capital COIN Put Write ETF (the “Fund”) is to seek current income.
Tuttle Capital QQQ Put Write ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Tuttle Capital QQQ Put Write ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objective of the Tuttle Capital QQQ Put Write ETF (the “Fund”) is to seek current income.